[LOGO] BB&T Funds
Sensible Investing for Generations/R/



                                 ANNUAL REPORT


                               EQUITY INDEX FUND



                                        CLASS A SHARES


                                        CLASS B SHARES CLASS C SHARES

                               DECEMBER 31, 2002

   LETTER AND ANNUAL REPORT FROM THE PRESIDENT AND THE INVESTMENT ADVISOR

Dear Shareholders:

The past year was unkind to equity investors, and by extension, to shareholders in the BB&T Equity Index Fund, which seeks to provide investment performance that closely tracks the S&P 500(R) Index/1/. In fact, 2002 was the third consecutive year of losses for stocks.

Volatility was a constant. Hints of an improving economy, such as an upward revision to gross domestic product/ /(GDP)/2/ growth for the fourth quarter of 2001, followed by a jump in consumer confidence helped buoy stock prices at the beginning of March. However, by April, equities began to slump as weak economic indicators and negative news from corporate America clouded the outlook for a recovery.

Despite a robust first-quarter GDP growth rate, the labor market remained soft, and the dollar continued to weaken. A new wave of profit warnings was accompanied by investor skepticism about accounting practices and corporate leadership as inquiries into Worldcom and Tyco followed the earlier investigation of Enron.

The market's decline continued through the third quarter, and the major indices dipped to fresh lows. Then, as reports showed that earnings growth was beginning to develop, bargain hunters moved in spurring a rebound that carried into November. However, the rally could not undo most of the earlier damage of the market.

During 2002 each industry sector within the S&P 500(R) Index experienced a loss. Information technology suffered the steepest decline, falling 37.31% for the year. Consumer staples weathered the storm the best, dipping 4.27%.

Looking ahead, however, we believe the market is set to regain its equilibrium. Stock prices may rise when investors perceive that the economy is improving and corporate earnings are set to grow. Our cautiously optimistic outlook for an expanding economy is bolstered by the following factors:

.. The recession appears to be over. During the last few months, we have seen evidence that the economic picture has improved. The decline in capital expenditures appears to have stabilized. December's index of manufacturing activity surged at a rate that surprised most economists. Leading economic indicators and housing starts have shown new life.

.. Fiscal and monetary policy is stimulative. The Federal Reserve's aggressive series of interest-rate cuts over the last two years has been working its way into the economy. We also believe federal income tax cuts will be meaningful.

.. Companies appear to be healing themselves. We believe the managements of many companies are now removing excess capacity, reengineering their balance sheets and reorienting with a purer focus on how they do business. As concerns over past scandals subside, the markets should begin to focus on corporations' improved fundamentals.

.. The business sector could be ready to assume leadership in growing the economy. In recent years, consumer spending has driven economic activity. Although we see signs that consumers have reined in their spending somewhat, people are still buying. With interest rates remaining low, and we feel it is still a good time to buy a house or a car. However, the consumer cannot carry the economy forever, we believe that, as business conditions improve, the corporate sector will be responsible for a larger portion of overall economic activity.

Our optimism is not unqualified. We recognize that the current environment presents many challenges. For example, most businesses are limited in their ability to raise prices and near-term profits will have to come mostly from improved efficiencies. Still, we feel such business risks are outweighed by the improving domestic economy, the potential for global economic growth and a reduction in taxes.

A growing economy may bolster corporate earnings, which in turn, we believe may help lift the prices of many large-company stocks owned by this Fund.

Sincerely,



/s/ Walter B. Grimm

Walter B. Grimm
President
BB&T Funds

/s/ Keith F. Karlawish

Keith F. Karlawish, CFA
President and Chief Investment Officer
BB&T Asset Management, Inc.


   This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. The BB&T Funds are distributed by BISYS Fund Services LP. The BB&T Funds are NOT FDIC INSURED and are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. Investment products involve investment risk, including the possible loss of principal.

/1/ The S&P 500(R) Index is an unmanaged index that is generally representative of the performance of the U.S. common stocks. The index does not include the fees and expenses associated with a mutual fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.

/2/ The Gross Domestic Product (GDP) is the market value of the goods and services produced by labor and property in the United States. The GDP is made up of consumer and government purchases, private domestic investments, and net exports of goods and services.

  BB&T EQUITY INDEX FUND

MASTER PORTFOLIO MANAGER                                                          [GRAPHIC]

Barclays Global Fund Advisors, a subsidiary                 Portfolio Managers' Perspective
of Barclays Global Investors, N.A. (S&P       "Investing in an index fund such as ours is based on the conviction
500(R) Index Master Portfolio)                that it's very difficult, if not nearly impossible, to 'beat the market'
BB&T Asset Management, Inc. (BB&T Equity      on a consistent basis. Instead, our approach is to take advantage of the
Index Fund)                                   stock market's long-term growth potential, while controlling costs, to help shareholders potentially build wealth over time. We believe the Fund is an
Unlike with many traditional, actively        excellent diversification tool for novice and experienced investors alike, managed investment funds, there is no single  and serve as the foundation of most investors' asset allocation strategies."
portfolio manager who makes investment
decisions for the BB&T Equity Index Fund.
Instead, the Fund invests all of its assets
in the S&P 500(R) Index Master Portfolio,
which is managed by a team of investment
professionals from Barclays, who use a
specially designed software program to
maintain a close match to the
characteristics of the S&P 500(R) Index.

================================================================================


The BB&T Equity Index Fund (the "Fund") seeks to provide investment results that correspond as closely as practicable, before fees and expenses, to the total return of the broad range of stocks represented in the S&P 500(R) Stock Index/1/. The Fund employs a two-tier structure, commonly referred to as "master-feeder." The Fund invests all of its investable assets in the S&P 500(R) Index Master portfolio ("Master Portfolio"). For simplicity sake, all discussion of the Fund's investment objective, strategies, risks and holdings refer also to the Master Portfolio's objectives, strategies, risks, and holdings unless otherwise indicated.

During the 12 months ended December 31, 2002, the Fund produced a -22.56% return (Class A Shares without sales charge). The Fund's benchmark, the S&P 500 Stock Index(R) ("S&P 500"), produced a -22.09% return for the same period.

For only the third time in its 106-year history, the Dow Jones Industrial Average/2/ fell for a third successive year. Stock markets worldwide tumbled along with the U.S. market. As well as pushing down global stock markets, disappointment with the pace of economic recovery in the U.S. helped drive bond yields down to their lowest levels since the early 1960s. A string of earnings warnings and corporate scandals only added to investors' anguish. Rounding out the year, the Federal Reserve cut interest rates in November for the first time in 11 months in attempt to kick-start the lackluster recovery.

Corporate scandals rocked equity markets in the first half of the year, with many investors questioning whether they could believe anyone on Wall Street. The collapse of the energy company Enron at the end of 2001 eventually brought down its auditor, the accounting firm Arthur Andersen. Other cases of accounting irregularities at companies such as Qwest Communications also threatened to devastate investors' confidence. Only an August 14 SEC deadline for company officers to guarantee their company's financial statements helped restore a little confidence in the markets.

However, it was not just corporate fraud that scared investors. Equity markets took fright at a slew of earnings warnings, suggesting that while the U.S. economy may have emerged from a recession, a profit recovery was still a distant prospect. IBM issued its first earnings warning since 1991, AOL Time Warner announced the biggest write-down in corporate history by cutting $54 billion off the value of its past acquisitions, and United Airlines filed for bankruptcy. Wall Street's integrity also was damaged--at the end of the year, ten investment banks, including Citigroup and Merrill Lynch, collectively agreed to pay a $1.4 billion fine for misleading investors with their equity research.

The economic outlook added to investors' disappointment. After shrinking for nine months, the U.S. economy finally began to expand again at the end of 2001. Nevertheless, investors still worried that activity had remained weak and that the economy could experience a "double-dip" recession with activity ultimately falling. After a brief upturn, manufacturing activity slowed once more. Moreover, growth remains dependent on household spending and the strength of the housing market. Firms remain laden with excess capacity in their factories, keeping them from restoring profitability levels and deterring them from investing in additional machinery and equipment.

We feel that despite the continued difficulties faced by the corporate sector, another slump looks unlikely. The 2001 recession began when stocks of unsold goods soared and firms slashed production to bring inventories back under control. This year, although demand has remained weak, firms have not allowed inventories to build up, suggesting they are under no pressure to cut back sharply on production as they did last year. Most economic indicators have appeared less gloomy with the service sector in particular looking as if the downturn is behind it.


   Past Performance is not indicative of future results.
 /1/"S&P 500(R)" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund or Master Portfolio.
 /2/The Dow Jones Industrial Average is the most widely used indicator of the overall condition of the stock market, is a price-weighted average of 30 actively traded blue chip.

                                                         BB&T EQUITY INDEX FUND

                                    [CHART]

Value of a $10,000 Investment

             BB&T Equity        BB&T Equity         BB&T Equity
             Index Fund         Index Fund          Index Fund        S&P 500/R/
          (Class A Shares)*  (Class B Shares)**   (Class C Shares)*** Stock Index
          -----------------  ------------------  -------------------  -----------
07/02/1993       $9,425         $9,500              $10,000            $10,000
07/31/1993        9,459.40       9,534.60             9,934.60           9,953
08/31/1993        9,837.77       9,915.23            10,315.23          10,332
09/30/1993        9,734.58       9,811.42            10,211.42          10,256
10/31/1993        9,940.97      10,019.03            10,419.03          10,464
11/30/1993        9,837.77       9,880.62            10,280.62          10,366
12/31/1993       10,072.81      10,019.03            10,419.03          10,493
01/31/1994       10,250.55      10,330.45            10,730.45          10,845
02/28/1994        9,975.36      10,053.63            10,453.63          10,552
03/31/1994        9,562.59       9,569.21             9,969.21          10,093
04/30/1994        9,665.78       9,673.01            10,073.01          10,224
05/31/1994        9,803.38       9,811.42            10,211.42          10,391
06/30/1994        9,562.59       9,569.21             9,969.21          10,134
07/31/1994        9,837.77       9,846.02            10,346.02          10,469
08/31/1994       10,216.15      10,361.25            10,761.25          10,896
09/30/1994        9,975.36      10,084.43            10,484.43          10,633
10/31/1994       10,181.75      10,326.64            10,726.64          10,876
11/30/1994        9,837.77       9,911.42            10,311.42          10,477
12/31/1994       10,107.66      10,049.83            10,449.83          10,630
01/31/1995       10,216.15      10,326.64            10,726.64          10,907
02/28/1995       10,594.53      10,707.27            11,107.27          11,330
03/31/1995       10,904.11      11,018.69            11,418.69          11,665
04/30/1995       11,248.08      11,364.71            11,764.71          12,005
05/31/1995       11,660.86      11,814.53            12,214.53          12,479
06/30/1995       11,936.04      12,056.75            12,456.75          12,772
07/31/1995       12,314.42      12,471.97            12,871.97          13,197
08/31/1995       12,348.81      12,571.97            12,871.97          13,233
09/30/1995       12,864.78      13,125.61            13,425.61          13,787
10/31/1995       12,795.99      13,056.40            13,356.40          13,739
11/30/1995       13,380.75      13,644.64            13,944.64          14,344
12/31/1995       13,767.33      13,852.25            14,152.25          14,609
01/31/1996       14,068.70      14,336.68            14,636.68          15,112
02/29/1996       14,171.90      14,440.49            14,740.49          15,257
03/31/1996       14,309.49      14,578.89            14,878.89          15,403
04/30/1996       14,515.88      14,786.51            15,086.51          15,630
05/31/1996       14,859.85      15,132.53            15,432.53          16,033
06/30/1996       14,928.65      15,201.73            15,501.73          16,099
07/31/1996       14,275.09      14,475.09            14,775.09          15,382
08/31/1996       14,550.27      14,851.90            15,051.90          15,708
09/30/1996       15,341.42      15,716.96            15,916.96          16,591
10/31/1996       15,754.20      16,132.18            16,332.18          17,046
11/30/1996       16,958.12      17,343.25            17,543.25          18,339
12/31/1996       16,834.49      16,962.63            17,162.63          17,980
01/31/1997       17,611.68      18,000.69            18,200.69          19,097
02/28/1997       17,749.27      18,139.10            18,339.10          19,251
03/31/1997       17,026.92      17,343.25            17,543.25          18,450
04/30/1997       18,024.45      18,381.32            18,581.32          19,552
05/31/1997       19,090.78      19,488.58            19,688.58          20,752
06/30/1997       19,950.73      20,353.64            20,553.64          21,678
07/31/1997       21,533.03      21,945.33            22,145.33          23,399
08/31/1997       20.294.71      20,799.66            20,899.66          22,098
09/30/1997       21,395.44      21,906.92            22,006.92          23,309
10/31/1997       20,673.08      21,145.68            21,245.68          22,530
11/30/1997       21,601.82      22,079.93            22,179.93          23,573
12/31/1997       22,271.71      22,460.56            22,560.56          23,979
01/31/1998       22,220.99      22,668.17            22,768.17          24,245
02/28/1998       23,768.89      24,259.86            24,359.86          25,993
03/31/1998       25,007.21      25,505.54            25,605.54          27,324
04/30/1998       25,213.59      25,713.15            25,813.15          27,599
05/31/1998       24,766.42      25,263.32            25,363.32          27,125
06/30/1998       25,763.96      26,232.18            26,332.18          28,227
07/31/1998       25,488.78      25,920.76            26,020.76          27,926
08/31/1998       21,773.81      22,249.14            22,249.14          23,889
09/30/1998       23,184.12      23,667.82            23,667.82          25,419
10/31/1998       25,041.61      25,536.34            25,536.34          27,486
11/30/1998       26,520.71      27,058.83            27,058.83          29,152
12/31/1998       28,440.87      28,615.92            28,615.92          30,832
01/31/1999       29,203.74      29,723.19            29,723.19          32,122
02/28/1999       28,275.00      28,788.93            28,788.93          31,123
03/31/1999       29,410.13      29,896.20            29,896.20          32,368
04/30/1999       30,510.86      31,003.46            31,003.46          33,622
05/31/1999       29,754.11      30,207.62            30,207.62          32,828
06/30/1999       31,405.20      31,868.52            31,868.52          34,650
07/31/1999       30,407.66      30,830.45            30,830.45          33,568
08/31/1999       30,235.67      30,657.44            30,657.44          33,402
09/30/1999       29,375.73      29,757.79            29,757.79          32,487
10/31/1999       31,233.21      31,626.30            31,626.30          34,542
11/30/1999       31,852.37      32,214.54            32,214.54          35,245
12/31/1999       34,156.93      34,083.05            34,083.05          37,321
01/31/2000       31,989.96      32,318.34            32,318.34          35,446
02/29/2000       31,370.80      31,660.90            34,660.90          34,775
03/31/2000       34,397.81      34,705.89            34,705.89          38,177
04/30/2000       33,365.88      33,633.22            33,633.22          37,028
05/31/2000       32,643.52      32,906.58            32,906.58          36,268
06/30/2000       33,400.27      33,667.82            33,667.82          37,162
07/31/2000       32,884.31      33,114.19            33,114.19          36,581
08/31/2000       34,913.78      35,121.11            35,121.11          38,853
09/30/2000       33,056.30      33,252.60            33,252.60          36,802
10/31/2000       32,884.31      33,079.59            33,079.59          36,647
11/30/2000       30,304.47      30,449.83            30,449.83          33,757
12/31/2000       30,846.23      30,586.32            30,586.32          33,922
01/31/2001       31,511.25      31,592.00            31,592.00          35,126
02/28/2001       28,615.25      28,679.01            28,679.01          31,923
03/31/2001       26,788.01      26,841.06            26,841.06          29,901
04/30/2001       28,856.58      28,921.76            28,921.76          32,224
05/31/2001       29,413.96      29,060.47            29,060.47          32,440
06/30/2001       28,339.44      28,228.19            28,228.19          31,651
07/31/2001       28,435.82      27,916.09            27,846.73          31,339
08/31/2001       26,270.86      26,147.49            26,078.13          29,377
09/30/2001       24,167.82      23,997.43            23,962.75          27,005
10/31/2001       24,616.01      24,448.25            24,378.89          27,520
11/30/2001       26,477.72      26,286.20            26,216.85          29,631
12/31/2001       26,715.57      26,496.28            26,410.92          29,891
01/31/2002       26,299.23      26,077.92            25,991.70          29,455
02/28/2002       25,778.79      25,554.97            25,607.41          28,887
03/31/2002       26,715.57      26,496.28            26,550.66          29,973
04/30/2002       25,084.88      24,857.70            24,908.71          28,156
05/31/2002       24,911.40      24,648.52            24,699.10          27,949
06/30/2002       23,084.70      22,870.48            22,882.48          25,957
07/31/2002       21,337.76      21,057.57            21,310.40          23,934
08/31/2002       21,441.85      21,197.03            21,415.20          24,091
09/30/2002       19,098.60      18,861.17            19,074.55          21,473
10/31/2002       20,762.36      20,499.76            20,716.50          23,363
11/30/2002       21,996.98      21,685.12            21,869.36          24,738
12/31/2002       20,669.22      20,389.71            20.580.61          23,284


Average Annual Total Return
------------------------------------------------------------------------------
As of                   Inception       1         5        Since
December 31, 2002          Date        Year      Year    Inception/1/
------------------------------------------------------------------------------
Class A Shares*        9/11/00/1/    -27.01%   -2.37%      7.94%
------------------------------------------------------------------------------
Class B Shares**       9/11/00/1/    -26.12%   -2.00%      7.79%
------------------------------------------------------------------------------
Class C Shares***      9/11/00/1/    -22.08%   -1.82%      7.89%
------------------------------------------------------------------------------

  * Reflects maximum 5.75% sales charge.
 ** Reflects applicable contingent deferred sales charge (maximum 5.00%). *** Reflects the applicable maximum CDSC of 1.00% (applicable only to redemptions within one year of purchase).





   Past performance is not predictive of future results. Investment return and the principal value of shares in the BB&T Funds will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.
 /1/The performance of the BB&T Equity Index Fund, which commenced operations on 9/11/00, is based on the historical performance of the "master portfolio", which commenced operations on 7/2/93. The performance shown reflects the reinvestment of all dividend and capital gains distributions but does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or redemptions. The performance has been adjusted to reflect the deduction of fees for value-added services associated with each mutual fund class, such as investment management and fund accounting fees.
   The performance of the BB&T Equity Index Fund is measured against the S&P 500(R) Stock Index, an unmanaged index generally considered to be representative of the performance of the stock market as a whole. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

BB&T FUNDS
Equity Index Fund



         Statement of Assets and Liabilities
                                                       December 31, 2002
        Assets:
        Investment in S&P 500 Index Master Portfolio, at
         value (Note 1)................................... $ 66,598,689
        Receivable for capital shares issued..............      393,960
        Receivable due from Administrator.................        6,988
        Prepaid expenses and other........................        3,398
                                                           ------------
          Total Assets....................................   67,003,035
                                                           ------------
        Liabilities:
        Dividends payable.................................      633,719
        Payable for capital shares redeemed...............      189,157
        Accrued expenses and other payables:
          Distribution fees...............................       21,130
          Other...........................................       44,165
                                                           ------------
          Total Liabilities...............................      888,171
                                                           ------------
        Net Assets:
        Capital stock.....................................   91,485,875
        Distributions in excess of net investment income..       (5,678)
        Accumulated undistributed net realized losses on
         investments......................................   (6,571,612)
        Net unrealized depreciation on investments........  (18,793,721)
                                                           ------------
          Net Assets...................................... $ 66,114,864
                                                           ============
        Net Assets
          Class A......................................... $ 56,660,538
          Class B.........................................    8,678,071
          Class C.........................................      776,255
                                                           ------------
          Total........................................... $ 66,114,864
                                                           ============
        Outstanding units of beneficial interests (shares)
          Class A.........................................    9,595,487
          Class B.........................................    1,488,080
          Class C.........................................      132,423
                                                           ------------
          Total...........................................   11,215,990
                                                           ============
        Net asset value
          Class A -- redemption price per share........... $       5.90
          Class B -- offering price per share*............         5.83
          Class C -- offering price per share*............         5.86
                                                           ============
        Maximum Sales Charge -- Class A...................         5.75%
                                                           ============
        Maximum Offering Price (100%/(100% - Maximum
         Sales Charge) of net asset value adjusted to the
         nearest cent) per share -- Class A............... $       6.26
                                                           ============

--------
* Redemption price per share varies by length of time shares are held.

         Statement of Operations
                                    For the Year Ended December 31, 2002
        Net Investment Income Allocated from Master
         Portfolio:
        Dividend income................................... $  1,010,677
        Interest income...................................       63,960
        Foreign withholding tax...........................       (2,801)
        Expenses..........................................      (32,883)
                                                           ------------
          Net Investment Income Allocated from Master
           Portfolio......................................    1,038,953
                                                           ------------
        Expenses:
        Administration and transfer agent fees (Note 3)...      184,554
        Distribution fees -- Class A......................      281,054
        Distribution fees -- Class B......................       88,559
        Distribution fees -- Class C......................        6,202
        Fund accounting fees..............................       36,206
        Legal fees........................................       26,361
        Printing fees.....................................       41,367
        Audit fees........................................       24,302
        Custodian fees....................................        3,432
        Other.............................................       14,138
                                                           ------------
          Gross expenses..................................      706,175
          Expenses waived and reimbursed by the
           Administrator and Distributor..................     (307,286)
                                                           ------------
          Total Expenses..................................      398,889
                                                           ------------
        Net Investment Income.............................      640,064
                                                           ------------
        Realized/Unrealized Losses Allocated from
         Master Portfolio
        Net realized losses on investments................   (5,307,609)
        Change in unrealized depreciation on investments..  (12,439,547)
                                                           ------------
        Net realized/unrealized loss allocated from Master
         Portfolio........................................  (17,747,156)
                                                           ------------
        Change in net assets resulting from operations.... $(17,107,092)
                                                           ============

              See accompanying notes to the financial statements.

BB&T FUNDS
Equity Index Fund



 Statements of Changes in Net Assets
                                                      For the       For the
                                                     Year Ended    Year Ended
                                                    December 31,  December 31,
                                                        2002          2001
                                                    ------------  ------------
From Investment Activities:
Operations:
  Net investment income............................ $    640,064  $    284,900
  Net realized losses on investments...............   (5,307,609)   (1,224,315)
  Change in unrealized depreciation on investments.  (12,439,547)   (5,104,483)
                                                    ------------  ------------
Change in net assets resulting from operations.....  (17,107,092)   (6,043,898)
                                                    ------------  ------------
Dividends to Class A Shareholders:
  From net investment income.......................     (602,182)     (252,649)
Dividends to Class B Shareholders:
  From net investment income.......................      (27,423)      (43,146)
Dividends to Class C Shareholders:
  From net investment income.......................       (4,114)         (789)
                                                    ------------  ------------
Change in net assets from shareholder dividends....     (633,719)     (296,584)
                                                    ------------  ------------
Capital Transactions:
  Proceeds from shares issued
    Class A........................................   43,438,674    66,182,795
    Class B........................................    4,369,524     8,594,522
    Class C........................................    1,461,807       114,779
  Dividends Reinvested
    Class A........................................      239,261            --
    Class B........................................       42,778            --
    Class C........................................          790            --
  Cost of shares redeemed
    Class A........................................  (11,569,671)  (34,204,632)
    Class B........................................   (1,367,321)   (1,029,158)
    Class C........................................     (633,670)       (5,474)
                                                    ------------  ------------
Change in net assets from capital transactions.....   35,982,172    39,652,832
                                                    ------------  ------------
Change in net assets...............................   18,241,361    33,312,350
Net Assets:
  Beginning of period..............................   47,873,503    14,561,153
                                                    ------------  ------------
  End of period.................................... $ 66,114,864  $ 47,873,503
                                                    ============  ============
  Distributions in excess of net investment income. $     (5,678) $         --
                                                    ============  ============
Share Transactions:
  Issued
    Class A........................................    6,161,295     7,960,393
    Class B........................................      633,502     1,092,394
    Class C........................................      209,429        14,830
  Reinvested
    Class A........................................       31,073            --
    Class B........................................        5,619            --
    Class C........................................          104            --
  Redeemed
    Class A........................................   (1,755,889)   (4,345,746)
    Class B........................................     (212,275)     (136,599)
    Class C........................................      (91,217)         (723)
                                                    ------------  ------------
Change in shares...................................    4,981,641     4,584,549
                                                    ============  ============


              See accompanying notes to the financial statements.

BB&T FUNDS
Equity Index Fund



 Financial Highlights, Class A Shares
                                                               For the      For the    September 11,
                                                              Year Ended   Year Ended    2000 thru
                                                             December 31, December 31, December 31,
                                                                 2002         2001        2000(a)
                                                             ------------ ------------ -------------
Net Asset Value, Beginning of Period........................   $  7.70      $  8.83       $ 10.00
                                                               -------      -------       -------
Investment Activities
  Net investment income.....................................      0.06         0.05          0.02
  Net realized and unrealized losses on investments.........     (1.80)       (1.13)        (1.17)
                                                               -------      -------       -------
  Total from Investment Activities..........................     (1.74)       (1.08)        (1.15)
                                                               -------      -------       -------
Dividends:
  Net investment income.....................................     (0.06)       (0.05)        (0.02)
                                                               -------      -------       -------
  Total Dividends...........................................     (0.06)       (0.05)        (0.02)
                                                               -------      -------       -------
Net Asset Value -- End of Period............................   $  5.90      $  7.70       $  8.83
                                                               =======      =======       =======
Total Return (excludes sales charge)........................    (22.56)%     (12.24)%      (11.50)%(b)

Ratios/Supplementary Data:
Net Assets, End of Period (000's)...........................   $56,661      $39,700       $13,632
Ratio of expenses to average net assets.....................      0.55%        0.54%         0.55%(c)
Ratio of net investment income to average net assets........      1.08%        0.74%         1.42%(c)
Ratio of expenses to average net assets without fee waivers*      1.05%        1.10%         1.31%(c)
Portfolio turnover(d).......................................     12.00%        9.00%        10.00%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)Period from the commencement of operations.
(b)Not annualized.
(c)Annualized.
(d)This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.


              See accompanying notes to the financial statements.

BB&T FUNDS
Equity Index Fund



 Financial Highlights, Class B Shares
                                                               For the      For the    September 11,
                                                              Year Ended   Year Ended    2000 thru
                                                             December 31, December 31, December 31,
                                                                 2002         2001        2000(a)
                                                             ------------ ------------ -------------
Net Asset Value, Beginning of Period........................   $  7.60      $  8.82       $ 10.00
                                                               -------      -------       -------
Investment Activities
  Net investment income.....................................      0.02           --(b)       0.02
  Net realized and unrealized losses on investments.........     (1.77)       (1.18)        (1.18)
                                                               -------      -------       -------
  Total from Investment Activities..........................     (1.75)       (1.18)        (1.16)
                                                               -------      -------       -------
Dividends
  Net investment income.....................................     (0.02)       (0.04)        (0.02)
                                                               -------      -------       -------
  Total Dividends...........................................     (0.02)       (0.04)        (0.02)
                                                               -------      -------       -------
Net Asset Value -- End of Period............................   $  5.83      $  7.60       $  8.82
                                                               =======      =======       =======
Total Return (excludes sales charge)........................    (23.05)%     (13.37)%      (11.61)%(c)

Ratios/Supplementary Data:
Net Assets, End of Period (000's)...........................   $ 8,678      $ 8,067       $   929
Ratio of expenses to average net assets.....................      1.30%        1.17%         1.30%(d)
Ratio of net investment income to average net assets........      0.34%        0.74%         1.92%(d)
Ratio of expenses to average net assets without fee waivers*      1.56%        1.37%         1.81%(d)
Portfolio turnover(e).......................................     12.00%        9.00%        10.00%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)Period from commencement of operations.
(b)Amount less than $0.005.
(c)Not annualized.
(d)Annualized.
(e)This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.


              See accompanying notes to the financial statements.

BB&T FUNDS
Equity Index Fund



 Financial Highlights, Class C Shares
                                                               For the    May 1, 2001
                                                              Year Ended      thru
                                                             December 31, December 31,
                                                                 2002       2001(a)
                                                             ------------ ------------
Net Asset Value, Beginning of Period........................   $  7.56       $ 8.34
                                                               -------       ------
Investment Activities
  Net investment income.....................................      0.03(b)        --(c)
  Net realized and unrealized losses on investments.........     (1.70)       (0.72)
                                                               -------       ------
  Total from Investment Activities..........................     (1.67)       (0.72)
                                                               -------       ------
Dividends
  Net investment income.....................................     (0.03)       (0.06)
                                                               -------       ------
  Total Dividends...........................................     (0.03)       (0.06)
                                                               -------       ------
Net Asset Value -- End of Period............................   $  5.86       $ 7.56
                                                               =======       ======
Total Return (excludes sales charge)........................    (22.08)%      (8.68)%(d)

Ratios/Supplementary Data:
Net Assets, End of Period (000's)...........................   $   776       $  107
Ratio of expenses to average net assets.....................      1.30%        1.01%(e)
Ratio of net investment income to average net assets........      0.41%        1.09%(e)
Ratio of expenses to average net assets without fee waivers*      1.56%        1.52%(e)
Portfolio turnover(f).......................................     12.00%        9.00%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)Period from commencement of operations.
(b)Per share net investment income has been calculated using the daily average shares method.
(c)Amount less than $0.005.
(d)Not annualized.
(e)Annualized.
(f)This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.


              See accompanying notes to the financial statements.

BB&T FUNDS

                         Notes to Financial Statements
                               December 31, 2002


1. Organization:

   The BB&T Equity Index Fund (the "Fund") commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds ("Trust"), a Massachusetts business trust organized in 1992. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") of the Master Investment Portfolio ("MIP"), a diversified open-end management investment company registered under the Investment Company Act of 1940, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The Fund is authorized to issue an unlimited number of shares without par value. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares.

   Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

2. Significant Accounting Policies:

   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    (A)Security Valuation--The value of the Fund's investment in the Master Portfolio reflects the Fund's interest of 2.85% in the net assets of the Master Portfolio at December 31, 2002. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

    (B)Federal Income and Excise Taxes and Distributions to Shareholders--Dividends from net investment income are declared and paid quarterly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

       The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

       Expenses that are directly related to the Fund are allocated to the classes based on relative net assets or another reasonable method. Expenses directly attributable to a class of shares are charged directly to that class.

    (C)Securities Transactions and Income Recognition--The Fund records daily, its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio.

                                   Continued

BB&T FUNDS

                               December 31, 2002



3. Related Party Transactions:

   Under its Investment Advisory Agreement with respect to the Fund, BB&T Asset Management, Inc. ("BB&T") exercises general oversight over the investment performance of the Fund. BB&T will advise the Board of Trustees if investment of all of the Fund's assets in shares of the Master Portfolio is no longer an appropriate means of achieving the Fund's investment objective. For periods in which all the Fund's assets are not invested in the Master Portfolio, BB&T will receive an investment advisory fee from the Fund. For the period ended December 31, 2002, all of the Fund's assets were invested in the Master Portfolio and BB&T received no fees.

   BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc. BISYS, with whom certain trustees and officers of the Fund are affiliated, serves the Fund as administrator and distributor. Such officers and trustees are paid no fees directly by the Fund for serving as officers of the Fund. BISYS, administrator for the Fund, and BISYS Ohio, transfer agent for the Fund, receives compensation at an all inclusive rate of 0.22% of the average net assets of the Fund. The fee is accrued daily and payable on a monthly basis. For the period ended December 31, 2002, BISYS has agreed to waive all of its fee for the Fund, the amount of such waiver was $144,446.

   The Fund has adopted a Distribution and Shareholder Services Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides for payments to the distributor of up to 0.50%, 1.00% and 1.00% for Class A Shares, Class B Shares and Class C Shares, respectively. The fees may be used by BISYS to pay banks, including the advisor, broker dealers and other institutions. As distributor, BISYS is entitled to receive commissions on sales of shares of the Fund. Waived fees totaled $162,840 for distribution for the period ended December 31, 2002. As of December 31, 2002 the Fund had wash sales totaling $2,109,965.

4. Federal Income Taxes:

   At December 31, 2002, the Fund had a net capital loss carryforward to offset future net capital gains, if any, to the extent provided by the Treasury regulations in the amount of $4,399,046, of which, $10,695 expires in 2008, $740,335 expires in 2009, and $3,648,016 expires in 2010. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

   Capital and foreign currency losses incurred after October 31, within the Fund's fiscal year, are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred a loss in the amount of $204,714 and will elect to defer such capital losses and foreign currency losses.

   For corporate shareholders, 100% of ordinary income dividends paid during the fiscal year ended December 31, 2002 for the Fund qualified for the dividends received reduction.

   The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2002, were as follow:

                       Distributions paid from
                       -----------------------
                                                                             Tax
                                      Net                                  Return      Total
                       Ordinary    Long-Term   Total Taxable  Tax Exempt     of    Distributions
                        Income       Gains     Distributions Distributions Capital     Paid
                       --------    ---------   ------------- ------------- ------- -------------
BB&T Equity Index Fund $296,584       $--        $296,584         $--        $--     $296,584

   As of December 31, 2002 the components of accumulated earnings (deficit) on a tax basis was as follows:

                                     Undistributed                                                         Total
                       Undistributed   Long Term                           Accumulated    Unrealized    Accumulated
                         Ordinary       Capital     Accumulated Dividends  Capital and   Appreciation    Earnings
                          Income     Gains (Losses)  Earnings    Payable   Other Losses (Depreciation)   (Deficit)
                       ------------- -------------- ----------- ---------  ------------ -------------- ------------
BB&T Equity Index Fund   $627,964         $--        $627,964   $(633,719) $(4,603,760)  $(20,761,496) $(25,371,011)

                         Independent Auditors' Report

To the Shareholders and Board of Trustees of BB&T Funds:

We have audited the accompanying statement of assets and liabilities of the BB&T Equity Index Fund (the "Fund"), a series of BB&T Funds, as of December 31, 2002, the related statements of operations for the year then ended and statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period ended December 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BB&T Equity Index Fund as of December 31, 2002, the results of its operations, changes in its net assets and its financial highlights for the years or periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

/s/  KPMG LLP

Boston, Massachusetts
February 14, 2003

BB&T FUNDS

Information about Trustees (Unaudited)

Overall responsibility for the management of the Funds rests with its Board of Trustees', who are elected by the Shareholders of the Funds. The Trustees' elect the officers of the Funds to supervise actively its day-to-day operations. The names of the Trustees', their addresses, ages, length of tenure, principal occupations during the past five years, number of portfolios overseen and directorships held outside of the Funds are set below:

                             Independent Trustees

                                                                                                               Number of
                                                                                                             Portfolios in
                           Position(s)                                                                       Fund Complex
                            Held With     Term of Office and                Principal Occupation              Overseen by
Name, Address and Age       the Funds    Length of Time Served             During the Last 5 Years              Trustee
---------------------      ----------- -------------------------- ------------------------------------------ -------------
William E. Graham, Jr.....   Trustee   Indefinite, 8/92 - Present From January 1994 to present, Counsel,          25
1 Hannover Square                                                 Hunton & Williams.
Fayetteville Street Mall
P.O. Box 109
Raleigh, NC 27602
Birthdate: 12/31/29

Thomas W. Lambeth.........   Trustee   Indefinite, 8/92 - Present From January to present, Senior Fellow, Z.      25
700 Yorkshire Road                                                Smith Reynolds Foundation; from 1978 to
Winston-Salem, NC 27106                                           January 2001, Executive Director, Z. Smith
Birthdate: 01/08/35                                               Reynolds Foundation.

Robert W. Stewart.........   Trustee   Indefinite, 2/94 - Present Retired; Chairman and Chief Executive           25
201 Huntington Road                                               Officer of Engineered Custom Plastics
Greenville, SC 29615                                              Corporation from 1969 to 1990.
Birthdate: 05/22/32

Drew T. Kagan.............   Trustee   Indefinite, 8/00 - Present From March 1996 to present, President,          25
Investment Affiliate, Inc.                                        Investment Affiliate, Inc.; March 1992 to
118 East Washington St                                            March 1996, President, Provident
Lewisburg, WV 24901                                               Securities & Investment Co.
Birthdate: 02/21/48

Laura C. Bingham..........   Trustee   Indefinite, 2/01 - Present From July 1998 to present, President of         25
Peace College                                                     Peace College; November 1997 to May
Office of the President                                           1998, Senior Vice President of
15 East Peace Street                                              Philanthropy and President of Fort Sanders
Raleigh, NC 27604-1194                                            Foundation Covenant Health; 1992 to
Birthdate: 11/09/56                                               1997, Vice President Hollins College.

Richard F. Baker..........   Trustee   Indefinite, 2/01 - Present From 1999 to present, Business Unit             25
6805 North Ridge Drive                                            Executive, IBM Sales and Distribution
Raleigh, NC 27615                                                 Division; 1996 to 1999 National Sales
Birthdate: 2/10/46                                                Support Manager, IBM Sales and
                                                                  Distribution Division

                               Other
                           Directorships
                              Held by
Name, Address and Age         Trustee
---------------------      -------------
William E. Graham, Jr.....      --
1 Hannover Square
Fayetteville Street Mall
P.O. Box 109
Raleigh, NC 27602
Birthdate: 12/31/29

Thomas W. Lambeth.........      --
700 Yorkshire Road
Winston-Salem, NC 27106
Birthdate: 01/08/35

Robert W. Stewart.........      --
201 Huntington Road
Greenville, SC 29615
Birthdate: 05/22/32

Drew T. Kagan.............      --
Investment Affiliate, Inc.
118 East Washington St
Lewisburg, WV 24901
Birthdate: 02/21/48

Laura C. Bingham..........      --
Peace College
Office of the President
15 East Peace Street
Raleigh, NC 27604-1194
Birthdate: 11/09/56

Richard F. Baker..........      --
6805 North Ridge Drive
Raleigh, NC 27615
Birthdate: 2/10/46


                              Interested Trustees

                                                                                                                Number of
                                                                                                              Portfolios in
                             Position(s)                                                                      fund Complex
                              Held With     Term of Office and                Principal Occupation             Overseen by
Name, Address and Age         the Funds    Length of Time Served             During the Last 5 Years             Trustee
---------------------        ----------- -------------------------- ----------------------------------------- -------------
*W. Ray Long................   Trustee   Indefinite, 8/92 - Present Retired; Executive Vice President, Branch      25
605 Blenheim Drive                                                  Banking and Trust Company prior to
Raleigh, NC 27612                                                   August 1998.
Birthdate: 04/07/34

*Raymond K. McCulloch.......   Trustee   Indefinite, 5/99 - Present From August 1998 to present, Executive         25
434 Fayetteville Street Mall                                        Vice President, Branch Banking and Trust
29th Floor                                                          Company; employee of Branch Banking
Raleigh, NC 27601                                                   and Trust Company since 1989.
Birthdate: 10/05/56

                                 Other
                             Directorships
                                Held by
Name, Address and Age           Trustee
---------------------        -------------
*W. Ray Long................      --
605 Blenheim Drive
Raleigh, NC 27612
Birthdate: 04/07/34

*Raymond K. McCulloch.......      --
434 Fayetteville Street Mall
29th Floor
Raleigh, NC 27601
Birthdate: 10/05/56

--------
* Mr. Long and Mr. McCulloch are treated by the Funds as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Funds. Mr. Long is an "interested person" because he owns shares of BB&T Corporation, the publicly traded indirect parent of the Adviser. Mr. McCulloch is an "interested person" because he is an Executive Vice President of Branch Banking and Trust Company, the parent of the Adviser.

The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services, L.P., BISYS Fund Services Ohio, Inc. or Branch Banking and Trust Company receives any compensation from the BB&T Funds for acting as a Trustee.

             S&P 500 Index Master Portfolio Schedule of Investments
                                                  December 31, 2002

          Common Stocks (95.94%):
         Security                              Shares        Value
         --------                            ---------- ---------------
         Advertising (0.22%):
         Interpublic Group of Companies Inc.    106,708 $     1,502,449
         Omnicom Group Inc..................     52,061       3,363,141
         TMP Worldwide Inc./(1)/............     30,808         348,438
                                                        ---------------
                                                              5,214,028
                                                        ---------------
         Aerospace/Defense (1.61%):
         Boeing Co. (The)...................    232,443       7,668,295
         General Dynamics Corp..............     55,670       4,418,528
         Goodrich (B.F.) Co.................     31,812         582,796
         Lockheed Martin Corp...............    126,277       7,292,497
         Northrop Grumman Corp..............     50,399       4,888,703
         Raytheon Co........................    112,360       3,455,070
         Rockwell Collins Inc...............     50,561       1,176,049
         United Technologies Corp...........    131,149       8,123,369
                                                        ---------------
                                                             37,605,307
                                                        ---------------
         Airlines (0.16%):
         AMR Corp./(1)/.....................     43,555         287,463
         Delta Air Lines Inc................     34,034         411,811
         Southwest Airlines Co..............    214,436       2,980,660
                                                        ---------------
                                                              3,679,934
                                                        ---------------
         Apparel (0.30%):
         Jones Apparel Group Inc./(1)/......     35,736       1,266,484
         Liz Claiborne Inc..................     29,515         875,120
         Nike Inc. "B"......................     73,515       3,269,212
         Reebok International Ltd./(1)/.....     16,535         486,129
         VF Corp............................     30,033       1,082,690
                                                        ---------------
                                                              6,979,635
                                                        ---------------
         Auto Manufacturers (0.53%):
         Ford Motor Company.................    508,063       4,724,986
         General Motors Corp. "A"...........    155,166       5,719,419
         Navistar International Corp./(1)/..     16,744         407,047
         PACCAR Inc.........................     32,089       1,480,266
                                                        ---------------
                                                             12,331,718
                                                        ---------------
         Auto Parts & Equipment (0.11%):
         Cooper Tire & Rubber Co............     20,280         311,095
         Dana Corp..........................     41,090         483,218
         Delphi Corp........................    154,547       1,244,103
         Goodyear Tire & Rubber Co. (The)...     48,376         329,441
         Visteon Corp.......................     36,112         251,340
                                                        ---------------
                                                              2,619,197
                                                        ---------------
         Banks (7.26%):
         AmSouth Bancorp....................     98,541       1,891,987
         Bank of America Corp...............    414,498      28,836,626
         Bank of New York Co. Inc. (The)....    201,078       4,817,829
         Bank One Corp......................    322,565      11,789,751
         BB&T Corp..........................    132,673       4,907,574
         Charter One Financial Inc..........     62,660       1,800,222
         Comerica Inc.......................     48,414       2,093,421
         Fifth Third Bancorp................    160,039       9,370,284
         First Tennessee National Corp......     34,793       1,250,460
         FleetBoston Financial Corp.........    290,604       7,061,677
         Golden West Financial Corp.........     42,526       3,053,792
         Huntington Bancshares Inc..........     65,348       1,222,661
         KeyCorp............................    117,614       2,956,816
         Marshall & Ilsley Corp.............     60,424       1,654,409

          Common Stocks, continued
         Security                                Shares      Value
         --------                               --------- ------------
         Banks, continued
         Mellon Financial Corp.................   119,422 $  3,118,108
         National City Corp....................   169,405    4,628,145
         North Fork Bancorp Inc................    44,787    1,511,113
         Northern Trust Corp...................    61,113    2,142,011
         PNC Financial Services Group..........    78,618    3,294,094
         Regions Financial Corp................    61,266    2,043,834
         SouthTrust Corp.......................    96,002    2,385,650
         State Street Corp.....................    89,796    3,502,044
         SunTrust Banks Inc....................    78,587    4,473,172
         Synovus Financial Corp................    82,976    1,609,734
         U.S. Bancorp..........................   530,404   11,255,173
         Union Planters Corp...................    54,946    1,546,180
         Wachovia Corp.........................   376,757   13,729,025
         Washington Mutual Inc.................   262,217    9,054,353
         Wells Fargo & Company.................   468,566   21,961,688
         Zions Bancorporation..................    25,218      992,303
                                                          ------------
                                                           169,954,136
                                                          ------------
         Beverages (2.92%):
         Anheuser-Busch Companies Inc..........   237,064   11,473,898
         Brown-Forman Corp. "B"................    18,930    1,237,265
         Coca-Cola Co. (The)...................   686,491   30,082,036
         Coca-Cola Enterprises Inc.............   124,388    2,701,707
         Coors (Adolf) Company "B".............    10,068      616,665
         Pepsi Bottling Group Inc..............    77,753    1,998,252
         PepsiCo Inc...........................   478,309   20,194,206
                                                          ------------
                                                            68,304,029
                                                          ------------
         Biotechnology (0.97%):
         Amgen Inc./(1)/.......................   356,392   17,227,989
         Biogen Inc./(1)/......................    41,251    1,652,515
         Chiron Corp./(1)/.....................    52,112    1,959,411
         Genzyme Corp. -- General Division/(1)/    59,382    1,755,926
                                                          ------------
                                                            22,595,841
                                                          ------------
         Building Materials (0.23%):
         American Standard Companies Inc./(1)/.    20,050    1,426,357
         Masco Corp............................   136,352    2,870,210
         Vulcan Materials Co...................    28,072    1,052,700
                                                          ------------
                                                             5,349,267
                                                          ------------
         Chemicals (1.50%):
         Air Products & Chemicals Inc..........    62,912    2,689,488
         Ashland Inc...........................    18,833      537,305
         Dow Chemical Co. (The)................   252,266    7,492,300
         Du Pont (E.I.) de Nemours and Co......   275,088   11,663,731
         Eastman Chemical Co...................    21,470      789,452
         Engelhard Corp........................    35,305      789,067
         Great Lakes Chemical Corp.............    13,881      331,478
         Hercules Inc./(1)/....................    30,120      265,056
         Monsanto Co...........................    72,449    1,394,643
         PPG Industries Inc....................    46,897    2,351,885
         Praxair Inc...........................    44,762    2,585,901
         Rohm & Haas Co. "A"...................    61,234    1,988,880
         Sherwin-Williams Co. (The)............    41,444    1,170,793
         Sigma-Aldrich Corp....................    19,900      969,130
                                                          ------------
                                                            35,019,109
                                                          ------------

             S&P 500 Index Master Portfolio Schedule of Investments
                                                  December 31, 2002

          Common Stocks, continued
         Security                                 Shares      Value
         --------                                --------- ------------
         Commercial Services (0.95%):
         Apollo Group Inc. "A"/(1)/.............    48,284 $  2,124,496
         Block (H & R) Inc......................    50,058    2,012,332
         Cendant Corp./(1)/.....................   286,894    3,006,649
         Concord EFS Inc./(1)/..................   141,028    2,219,781
         Convergys Corp./(1)/...................    48,153      729,518
         Deluxe Corp............................    17,149      721,973
         Donnelley (R.R.) & Sons Co.............    31,487      685,472
         Ecolab Inc.............................    35,855    1,774,822
         Equifax Inc............................    39,495      913,914
         McKesson Corp..........................    80,575    2,177,942
         Moody's Corp...........................    41,898    1,729,968
         Paychex Inc............................   104,108    2,904,613
         Quintiles Transnational Corp./(1)/.....    32,455      392,705
         Robert Half International Inc./(1)/....    48,072      774,440
                                                           ------------
                                                             22,168,625
                                                           ------------
         Computers (4.99%):
         Apple Computer Inc./(1)/...............    99,524    1,426,179
         Cisco Systems Inc./(1)/................ 2,000,957   26,212,537
         Computer Sciences Corp./(1)/...........    47,542    1,637,822
         Dell Computer Corp./(1)/...............   717,137   19,176,243
         Electronic Data Systems Corp...........   132,049    2,433,663
         EMC Corp./(1)/.........................   608,823    3,738,173
         Gateway Inc./(1)/......................    89,561      281,222
         Hewlett-Packard Co.....................   844,953   14,668,384
         International Business Machines Corp...   468,005   36,270,387
         Lexmark International Inc. "A"/(1)/....    34,837    2,107,638
         NCR Corp./(1)/.........................    27,110      643,591
         Network Appliance Inc./(1)/............    93,396      933,960
         Sun Microsystems Inc./(1)/.............   863,261    2,684,742
         SunGard Data Systems Inc./(1)/.........    78,364    1,846,256
         Unisys Corp./(1)/......................    89,809      889,109
         Veritas Software Corp./(1)/............   113,912    1,779,305
                                                           ------------
                                                            116,729,211
                                                           ------------
         Cosmetics/Personal Care (2.55%):
         Alberto-Culver Co. "B".................    16,084      810,634
         Avon Products Inc......................    65,140    3,509,092
         Colgate-Palmolive Co...................   149,099    7,817,261
         Gillette Co. (The).....................   292,078    8,867,488
         International Flavors & Fragrances Inc.    26,192      919,339
         Kimberly-Clark Corp....................   142,481    6,763,573
         Procter & Gamble Co....................   359,789   30,920,267
                                                           ------------
                                                             59,607,654
                                                           ------------
         Distribution/Wholesale (0.27%):
         Costco Wholesale Corp./(1)/............   126,166    3,540,218
         Genuine Parts Co.......................    48,436    1,491,829
         Grainger (W.W.) Inc....................    25,366    1,307,617
                                                           ------------
                                                              6,339,664
                                                           ------------
         Diversified Financial Services (7.16%):
         American Express Co....................   364,024   12,868,248
         Bear Stearns Companies Inc. (The)......    26,659    1,583,545
         Capital One Financial Corp.............    61,403    1,824,897
         Citigroup Inc.......................... 1,422,305   50,050,913
         Countrywide Financial Corp.............    34,975    1,806,459
         Fannie Mae.............................   275,519   17,724,137

           Common Stocks, continued
          Security                              Shares      Value
          --------                             --------- ------------
          Diversified Financial Services, continued
          Franklin Resources Inc..............    71,947 $  2,451,954
          Freddie Mac.........................   192,636   11,375,156
          Goldman Sachs Group Inc. (The)......   132,250    9,006,225
          Household International Inc.........   131,089    3,645,585
          JP Morgan Chase & Co................   552,826   13,267,824
          Lehman Brothers Holdings Inc........    65,793    3,506,109
          MBNA Corp...........................   353,755    6,728,420
          Merrill Lynch & Co. Inc.............   239,356    9,083,560
          Morgan Stanley......................   300,686   12,003,385
          Providian Financial Corp./(1)/......    79,795      517,870
          Schwab (Charles) Corp. (The)........   372,292    4,039,368
          SLM Corp............................    42,539    4,418,101
          Stilwell Financial Inc..............    61,456      803,230
          T. Rowe Price Group Inc.............    33,810      922,337
                                                         ------------
                                                          167,627,323
                                                         ------------
          Electric (2.45%):
          AES Corp. (The)/(1)/................   151,277      456,857
          Allegheny Energy Inc................    34,711      262,415
          Ameren Corp.........................    42,511    1,767,182
          American Electric Power Co. Inc.....    93,789    2,563,253
          Calpine Corp./(1)/..................   104,034      339,151
          CenterPoint Energy Inc..............    84,007      714,059
          Cinergy Corp........................    46,579    1,570,644
          CMS Energy Corp.....................    39,777      375,495
          Consolidated Edison Inc.............    59,130    2,531,947
          Constellation Energy Group Inc......    45,579    1,268,008
          Dominion Resources Inc..............    85,055    4,669,519
          DTE Energy Co.......................    46,359    2,151,058
          Duke Energy Corp....................   247,014    4,826,654
          Edison International/(1)/...........    90,058    1,067,187
          Entergy Corp........................    61,529    2,805,107
          Exelon Corp.........................    89,419    4,718,641
          FirstEnergy Corp....................    82,387    2,716,299
          FPL Group Inc.......................    50,522    3,037,888
          Mirant Corp./(1)/...................   111,074      209,930
          NiSource Inc........................    67,454    1,349,080
          PG&E Corp./(1)/.....................   111,986    1,556,605
          Pinnacle West Capital Corp..........    25,015      852,761
          PPL Corp............................    45,508    1,578,217
          Progress Energy Inc.................    65,566    2,842,286
          Public Service Enterprise Group Inc.    61,557    1,975,980
          Southern Co.........................   197,537    5,608,075
          TECO Energy Inc.....................    48,567      751,331
          TXU Corp............................    89,142    1,665,173
          Xcel Energy Inc.....................   110,441    1,214,851
                                                         ------------
                                                           57,445,653
                                                         ------------
          Electrical Components & Equipment (0.09%):
          American Power Conversion Corp./(1)/    54,433      824,660
          Molex Inc...........................    53,288    1,227,756
          Power-One Inc./(1)/.................    22,038      124,955
                                                         ------------
                                                            2,177,371
                                                         ------------
          Electronics (0.55%):
          Agilent Technologies Inc./(1)/......   129,173    2,319,947
          Applera Corp. -- Applied Biosystems
           Group..............................    58,060    1,018,372

                                   Continued

             S&P 500 Index Master Portfolio Schedule of Investments
                                                  December 31, 2002

          Common Stocks, continued
         Security                                 Shares      Value
         --------                                --------- -----------
         Electronics, continued
         Jabil Circuit Inc./(1)/................    54,828 $   982,518
         Johnson Controls Inc...................    24,592   1,971,541
         Millipore Corp./(1)/...................    13,374     454,716
         Parker Hannifin Corp...................    32,686   1,507,805
         PerkinElmer Inc........................    35,154     290,020
         Sanmina-SCI Corp./(1)/.................   146,265     656,730
         Solectron Corp./(1)/...................   229,116     813,362
         Symbol Technologies Inc................    64,038     526,392
         Tektronix Inc./(1)/....................    24,223     440,616
         Thermo Electron Corp./(1)/.............    45,398     913,408
         Thomas & Betts Corp./(1)/..............    16,140     272,766
         Waters Corp./(1)/......................    35,871     781,270
                                                           -----------
                                                            12,949,463
                                                           -----------
         Engineering & Construction (0.03%):
         Fluor Corp.............................    22,269     623,532
                                                           -----------
                                                               623,532
                                                           -----------
         Entertainment (0.08%):
         International Game Technology Inc./(1)/    24,007   1,822,611
                                                           -----------
                                                             1,822,611
                                                           -----------
         Environmental Control (0.19%):
         Allied Waste Industries Inc./(1)/......    54,419     544,190
         Waste Management Inc...................   168,653   3,865,527
                                                           -----------
                                                             4,409,717
                                                           -----------
         Food (1.98%):
         Albertson's Inc........................   105,100   2,339,526
         Archer-Daniels-Midland Co..............   179,280   2,223,072
         Campbell Soup Co.......................   113,580   2,665,723
         ConAgra Foods Inc......................   148,670   3,718,237
         General Mills Inc......................   101,858   4,782,233
         Heinz (H.J.) Co........................    96,959   3,187,042
         Hershey Foods Corp.....................    37,685   2,541,476
         Kellogg Co.............................   113,118   3,876,554
         Kroger Co./(1)/........................   214,276   3,310,564
         Safeway Inc./(1)/......................   122,247   2,855,690
         Sara Lee Corp..........................   216,019   4,862,588
         SUPERVALU Inc..........................    36,954     610,111
         Sysco Corp.............................   181,958   5,420,529
         Winn-Dixie Stores Inc..................    38,863     593,827
         Wrigley (William Jr.) Co...............    62,382   3,423,524
                                                           -----------
                                                            46,410,696
                                                           -----------
         Forest Products & Paper (0.54%):
         Boise Cascade Corp.....................    16,135     406,925
         Georgia-Pacific Corp...................    69,177   1,117,900
         International Paper Co.................   132,897   4,647,408
         Louisiana-Pacific Corp./(1)/...........    28,933     233,200
         MeadWestvaco Corp......................    55,414   1,369,280
         Plum Creek Timber Co. Inc..............    51,288   1,210,397
         Temple-Inland Inc......................    14,839     664,936
         Weyerhaeuser Co........................ 60,608.00   2,982,520
                                                           -----------
                                                            12,632,566
                                                           -----------
         Gas (0.15%):
         KeySpan Corp...........................    39,298   1,384,862
         Nicor Inc..............................    12,155     413,635

            Common Stocks, continued
           Security                              Shares     Value
           --------                              ------- ------------
           Gas, continued
           Peoples Energy Corp..................   9,777 $    377,881
           Sempra Energy........................  56,771    1,342,634
                                                         ------------
                                                            3,519,012
                                                         ------------
           Hand/Machine Tools (0.35%):
           Black & Decker Corp..................  22,355      958,806
           Emerson Electric Co.................. 116,576    5,927,890
           Snap-On Inc..........................  16,155      454,117
           Stanley Works (The)..................  24,410      844,098
                                                         ------------
                                                            8,184,911
                                                         ------------
           Health Care (4.76%):
           Aetna Inc............................  41,701    1,714,745
           Anthem Inc./(1)/.....................  39,151    2,462,598
           Bard (C.R.) Inc......................  14,351      832,358
           Bausch & Lomb Inc....................  14,919      537,084
           Baxter International Inc............. 164,371    4,602,388
           Becton, Dickinson & Co...............  71,077    2,181,353
           Biomet Inc...........................  72,018    2,064,036
           Boston Scientific Corp./(1)/......... 112,914    4,801,103
           Guidant Corp./(1)/...................  84,626    2,610,712
           HCA Inc.............................. 142,165    5,899,847
           Health Management Associates Inc. "A"  65,902    1,179,646
           HEALTHSOUTH Corp./(1)/............... 109,515      459,963
           Humana Inc./(1)/.....................  45,153      451,530
           Johnson & Johnson.................... 822,592   44,181,416
           Manor Care Inc./(1)/.................  26,801      498,767
           Medtronic Inc........................ 337,851   15,406,006
           Quest Diagnostics Inc./(1)/..........  27,062    1,539,828
           St. Jude Medical Inc./(1)/...........  49,138    1,951,761
           Stryker Corp.........................  54,801    3,678,243
           Tenet Healthcare Corp./(1)/.......... 135,059    2,214,968
           UnitedHealth Group Inc...............  84,295    7,038,632
           WellPoint Health Networks Inc./(1)/..  41,178    2,930,226
           Zimmer Holdings Inc./(1)/............  53,988    2,241,582
                                                         ------------
                                                          111,478,792
                                                         ------------
           Home Builders (0.10%):
           Centex Corp..........................  17,057      856,261
           KB Home..............................  13,310      570,333
           Pulte Homes Inc......................  16,946      811,205
                                                         ------------
                                                            2,237,799
                                                         ------------
           Home Furnishings (0.12%):
           Leggett & Platt Inc..................  53,917    1,209,897
           Maytag Corp..........................  21,689      618,136
           Whirlpool Corp.......................  18,889      986,384
                                                         ------------
                                                            2,814,417
                                                         ------------
           Household Products/Wares (0.39%):
           American Greetings Corp. "A"/(1)/....  18,123      286,343
           Avery Dennison Corp..................  30,389    1,856,160
           Clorox Co............................  60,982    2,515,507
           Fortune Brands Inc...................  41,379    1,924,537
           Newell Rubbermaid Inc................  73,997    2,244,329
           Tupperware Corp......................  16,141      243,406
                                                         ------------
                                                            9,070,282
                                                         ------------

                                   Continued

             S&P 500 Index Master Portfolio Schedule of Investments
                                                  December 31, 2002

         Common Stocks, continued
        Security                                   Shares     Value
        --------                                   ------- ------------
        Insurance (4.87%):
        ACE Ltd...................................  72,695 $  2,132,871
        AFLAC Inc................................. 142,878    4,303,485
        Allstate Corp. (The)...................... 194,722    7,202,767
        Ambac Financial Group Inc.................  29,383    1,652,500
        American International Group Inc.......... 722,353   41,788,121
        AON Corp..................................  85,721    1,619,270
        Chubb Corp................................  47,362    2,472,296
        CIGNA Corp................................  38,616    1,587,890
        Cincinnati Financial Corp.................  44,720    1,679,236
        Hancock (John) Financial Services Inc.....  79,863    2,228,178
        Hartford Financial Services Group Inc.....  70,632    3,208,812
        Jefferson-Pilot Corp......................  39,796    1,516,626
        Lincoln National Corp.....................  49,101    1,550,610
        Loews Corp................................  51,322    2,281,776
        Marsh & McLennan Companies Inc............ 148,699    6,871,381
        MBIA Inc..................................  40,236    1,764,751
        MetLife Inc............................... 193,915    5,243,462
        MGIC Investment Corp......................  27,879    1,151,403
        Principal Financial Group Inc.............  93,368    2,813,178
        Progressive Corp. (The)...................  60,282    2,991,796
        Prudential Financial Inc.................. 156,842    4,978,165
        SAFECO Corp...............................  38,240    1,325,781
        St. Paul Companies Inc....................  62,691    2,134,629
        Torchmark Corp............................  32,761    1,196,759
        Travelers Property Casualty Corp. "B"/(1)/ 277,859    4,070,634
        UNUMProvident Corp........................  66,936    1,174,057
        XL Capital Ltd. "A".......................  37,603    2,904,831
                                                           ------------
                                                            113,845,265
                                                           ------------
        Iron/Steel (0.06%):
        Allegheny Technologies Inc................  22,262      138,692
        Nucor Corp................................  21,692      895,880
        United States Steel Corp..................  28,165      369,525
                                                           ------------
                                                              1,404,097
                                                           ------------
        Leisure Time (0.39%):
        Brunswick Corp............................  24,900      494,514
        Carnival Corp. "A"........................ 162,446    4,053,028
        Harley-Davidson Inc.......................  83,786    3,870,913
        Sabre Holdings Corp./(1)/.................  39,639      717,862
                                                           ------------
                                                              9,136,317
                                                           ------------
        Lodging (0.26%):
        Harrah's Entertainment Inc./(1)/..........  30,945    1,225,422
        Hilton Hotels Corp........................ 104,242    1,324,916
        Marriott International Inc. "A"...........  65,912    2,166,527
        Starwood Hotels & Resorts Worldwide
         Inc......................................  55,260    1,311,872
                                                           ------------
                                                              6,028,737
                                                           ------------
        Machinery (0.53%):
        Caterpillar Inc...........................  95,286    4,356,476
        Cummins Inc...............................  11,571      325,492
        Deere & Co................................  66,051    3,028,438
        Dover Corp................................  55,967    1,631,998
        Ingersoll-Rand Co. "A"....................  46,843    2,017,060
        McDermott International Inc./(1)/.........  17,537       76,812
        Rockwell Automation Inc...................  51,589    1,068,408
                                                           ------------
                                                             12,504,684
                                                           ------------

          Common Stocks, continued
         Security                                Shares      Value
         --------                               --------- ------------
         Manufacturers (4.83%):
         Cooper Industries Ltd.................    25,578 $    932,318
         Crane Co..............................    16,562      330,081
         Danaher Corp..........................    42,187    2,771,686
         Eastman Kodak Co......................    80,765    2,830,006
         Eaton Corp............................    19,508    1,523,770
         General Electric Co................... 2,755,604   67,098,957
         Honeywell International Inc...........   227,318    5,455,632
         Illinois Tool Works Inc...............    84,840    5,502,722
         ITT Industries Inc....................    25,416    1,542,497
         Pall Corp.............................    33,888      565,252
         Textron Inc...........................    38,055    1,635,984
         3M Co.................................   108,044   13,321,825
         Tyco International Ltd................   552,437    9,435,624
                                                          ------------
                                                           112,946,354
                                                          ------------
         Media (3.65%):
         AOL Time Warner Inc./(1)/............. 1,237,789   16,215,036
         Clear Channel Communications Inc./(1)/   169,647    6,326,137
         Comcast Corp. "A"/(1)/................   306,047    7,213,528
         Comcast Corp. Special "A"/(1)/........   336,762    7,607,454
         Dow Jones & Co. Inc...................    22,885      989,319
         Gannett Co. Inc.......................    73,997    5,312,985
         Knight Ridder Inc.....................    22,841    1,444,693
         McGraw-Hill Companies Inc. (The)......    53,641    3,242,062
         Meredith Corp.........................    13,718      563,947
         New York Times Co. "A"................    41,919    1,916,956
         Tribune Co............................    84,377    3,835,778
         Univision Communications Inc. "A"/(1)/    63,517    1,556,166
         Viacom Inc. "B"/(1)/..................   487,672   19,877,511
         Walt Disney Co. (The).................   565,445    9,222,408
                                                          ------------
                                                            85,323,980
                                                          ------------
         Metal Fabricate/Hardware (0.02%):
         Worthington Industries Inc............    23,643      360,319
                                                          ------------
                                                               360,319
                                                          ------------
         Mining (0.43%):
         Alcoa Inc.............................   233,746    5,324,734
         Freeport-McMoRan Copper & Gold
          Inc./(1)/............................    40,062      672,240
         Newmont Mining Corp...................   111,200    3,228,136
         Phelps Dodge Corp./(1)/...............    24,566      777,514
                                                          ------------
                                                            10,002,624
                                                          ------------
         Office/Business Equipment (0.16%):
         Pitney Bowes Inc......................    65,570    2,141,516
         Xerox Corp./(1)/......................   203,474    1,637,966
                                                          ------------
                                                             3,779,482
                                                          ------------
         Oil & Gas Producers (5.22%):
         Amerada Hess Corp.....................    24,742    1,362,047
         Anadarko Petroleum Corp...............    68,825    3,296,718
         Apache Corp...........................    39,848    2,270,938
         Burlington Resources Inc..............    55,726    2,376,714
         ChevronTexaco Corp....................   295,777   19,663,255
         ConocoPhillips........................   187,405    9,068,528
         Devon Energy Corp.....................    43,360    1,990,224
         EOG Resources Inc.....................    31,938    1,274,965
         Exxon Mobil Corp...................... 1,863,431   65,108,279
         Kerr-McGee Corp.......................    27,760    1,229,768

                                   Continued

             S&P 500 Index Master Portfolio Schedule of Investments
                                                  December 31, 2002

            Common Stocks, continued
           Security                           Shares       Value
           --------                          --------- --------------
           Oil & Gas Producers, continued
           Kinder Morgan Inc................    33,757 $    1,426,908
           Marathon Oil Corp................    86,392      1,839,286
           Nabors Industries Ltd./(1)/......    40,070      1,413,269
           Noble Corp./(1)/.................    37,086      1,303,573
           Occidental Petroleum Corp........   104,346      2,968,644
           Rowan Companies Inc..............    25,919        588,361
           Sunoco Inc.......................    21,204        703,549
           Transocean Inc...................    88,426      2,051,483
           Unocal Corp......................    71,381      2,182,831
                                                       --------------
                                                          122,119,340
                                                       --------------
           Oil & Gas Services (0.57%):
           Baker Hughes Inc.................    93,029      2,994,604
           BJ Services Co./(1)/.............    43,415      1,402,739
           Halliburton Co...................   120,806      2,260,280
           Schlumberger Ltd.................   160,770      6,766,809
                                                       --------------
                                                           13,424,432
                                                       --------------
           Packaging & Containers (0.14%):
           Ball Corp........................    15,708        804,093
           Bemis Co.........................    14,648        726,980
           Pactiv Corp./(1)/................    43,979        961,381
           Sealed Air Corp./(1)/............    23,304        869,239
                                                       --------------
                                                            3,361,693
                                                       --------------
           Pharmaceuticals (8.30%):
           Abbott Laboratories..............   432,671     17,306,840
           Allergan Inc.....................    35,820      2,063,948
           AmerisourceBergen Corp...........    29,299      1,591,229
           Bristol-Myers Squibb Co..........   536,359     12,416,711
           Cardinal Health Inc..............   122,575      7,255,214
           Forest Laboratories Inc. "A"/(1)/    50,104      4,921,215
           King Pharmaceuticals Inc./(1)/...    66,804      1,148,361
           Lilly (Eli) and Co...............   311,067     19,752,755
           MedImmune Inc./(1)/..............    69,469      1,887,473
           Merck & Co. Inc..................   621,819     35,201,174
           Pfizer Inc....................... 1,706,501     52,167,736
           Pharmacia Corp...................   358,007     14,964,693
           Schering-Plough Corp.............   406,087      9,015,131
           Watson Pharmaceuticals Inc./(1)/.    29,563        835,746
           Wyeth............................   367,070     13,728,418
                                                       --------------
                                                          194,256,644
                                                       --------------
           Pipelines (0.07%):
           Dynegy Inc. "A"..................   101,977        120,333
           El Paso Corp.....................   165,708      1,153,328
           Williams Companies Inc...........   142,680        385,236
                                                       --------------
                                                            1,658,897
                                                       --------------
           Real Estate Investment Trusts (0.28%):
           Equity Office Properties Trust...   114,090      2,849,968
           Equity Residential...............    75,100      1,845,958
           Simon Property Group Inc.........    51,927      1,769,153
                                                       --------------
                                                            6,465,079
                                                       --------------
           Retail (6.83%):
           AutoZone Inc./(1)/...............    27,299      1,928,674
           Bed Bath & Beyond Inc./(1)/......    80,994      2,796,723
           Best Buy Co. Inc./(1)/...........    89,034      2,150,171

          Common Stocks, continued
         Security                               Shares       Value
         --------                              --------- --------------
         Retail, continued
         Big Lots Inc./(1)/...................    32,004 $      423,413
         Circuit City Stores Inc..............    57,986        430,256
         CVS Corp.............................   108,767      2,715,912
         Darden Restaurants Inc...............    47,318        967,653
         Dillards Inc. "A"....................    23,588        374,106
         Dollar General Corp..................    92,447      1,104,742
         eBay Inc./(1)/.......................    85,478      5,797,118
         Family Dollar Stores Inc.............    47,872      1,494,085
         Federated Department Stores Inc./(1)/    54,401      1,564,573
         Gap Inc. (The).......................   244,699      3,797,728
         Home Depot Inc.......................   644,139     15,433,570
         Kohls Corp./(1)/.....................    93,353      5,223,100
         Limited Brands Inc...................   144,709      2,015,796
         Lowe's Companies Inc.................   216,079      8,102,963
         May Department Stores Co. (The)......    79,779      1,833,321
         McDonald's Corp......................   351,642      5,654,403
         Nordstrom Inc........................    37,604        713,348
         Office Depot Inc./(1)/...............    85,430      1,260,947
         Penney (J.C.) Co. Inc. (Holding Co.).    74,147      1,706,122
         RadioShack Corp......................    46,757        876,226
         Sears, Roebuck and Co................    87,545      2,096,703
         Staples Inc./(1)/....................   130,253      2,383,630
         Starbucks Corp./(1)/.................   107,517      2,191,196
         Target Corp..........................   251,513      7,545,390
         Tiffany & Co.........................    40,285        963,214
         TJX Companies Inc....................   146,384      2,857,416
         Toys R Us Inc./(1)/..................    58,659        586,590
         Walgreen Co..........................   283,779      8,283,509
         Wal-Mart Stores Inc.................. 1,222,359     61,741,353
         Wendy's International Inc............    31,919        864,047
         Yum! Brands Inc./(1)/................    81,811      1,981,462
                                                         --------------
                                                            159,859,460
                                                         --------------
         Semiconductors (2.69%):
         Advanced Micro Devices Inc./(1)/.....    95,331        615,838
         Altera Corp./(1)/....................   105,920      1,307,053
         Analog Devices Inc./(1)/.............   101,269      2,417,291
         Applied Materials Inc./(1)/..........   456,281      5,945,341
         Applied Micro Circuits Corp./(1)/....    83,336        307,510
         Broadcom Corp. "A"/(1)/..............    76,318      1,149,349
         Intel Corp........................... 1,834,728     28,566,715
         KLA-Tencor Corp./(1)/................    52,280      1,849,144
         Linear Technology Corp...............    86,480      2,224,266
         LSI Logic Corp./(1)/.................   102,779        593,035
         Maxim Integrated Products Inc........    88,779      2,933,258
         Micron Technology Inc./(1)/..........   167,443      1,630,895
         National Semiconductor Corp./(1)/....    49,964        749,960
         Novellus Systems Inc./(1)/...........    41,127      1,154,846
         NVIDIA Corp./(1)/....................    42,227        486,033
         PMC-Sierra Inc./(1)/.................    46,151        256,600
         QLogic Corp./(1)/....................    25,949        895,500
         Teradyne Inc./(1)/...................    50,592        658,202
         Texas Instruments Inc................   479,278      7,193,963
         Xilinx Inc./(1)/.....................    93,460      1,925,276
                                                         --------------
                                                             62,860,075
                                                         --------------

                                   Continued

             S&P 500 Index Master Portfolio Schedule of Investments
                                                  December 31, 2002

           Common Stocks, continued
          Security                             Shares       Value
          --------                            --------- --------------
          Software (5.45%):
          Adobe Systems Inc..................    65,516 $    1,624,862
          Autodesk Inc.......................    31,314        447,790
          Automatic Data Processing Inc......   165,898      6,511,497
          BMC Software Inc./(1)/.............    65,334      1,117,865
          Citrix Systems Inc./(1)/...........    47,530        585,570
          Computer Associates International
           Inc...............................   158,918      2,145,393
          Compuware Corp./(1)/...............   104,793        503,006
          Electronic Arts Inc./(1)/..........    39,105      1,946,256
          First Data Corp....................   208,345      7,377,496
          Fiserv Inc./(1)/...................    53,000      1,799,350
          IMS Health Inc.....................    77,938      1,247,008
          Intuit Inc./(1)/...................    56,881      2,668,857
          Mercury Interactive Corp./(1)/.....    23,385        693,365
          Microsoft Corp./(1)/............... 1,480,581     76,546,038
          Novell Inc./(1)/...................   100,672        336,244
          Oracle Corp./(1)/.................. 1,483,370     16,020,396
          Parametric Technology Corp./(1)/...    72,157        181,836
          PeopleSoft Inc./(1)/...............    86,613      1,585,018
          Rational Software Corp./(1)/.......    53,937        560,405
          Siebel Systems Inc./(1)/...........   134,033      1,002,567
          Yahoo! Inc./(1)/...................   163,765      2,677,558
                                                        --------------
                                                           127,578,377
                                                        --------------
          Telecommunication Equipment (0.81%):
          ADC Telecommunications Inc./(1)/...   220,052        459,909
          Andrew Corp./(1)/..................    27,122        278,814
          Avaya Inc./(1)/....................   100,020        245,049
          CIENA Corp./(1)/...................   119,237        612,878
          Comverse Technology Inc./(1)/......    52,190        522,944
          JDS Uniphase Corp./(1)/............   391,304        966,521
          Lucent Technologies Inc./(1)/......   952,066      1,199,603
          Motorola Inc.......................   637,058      5,510,552
          QUALCOMM Inc./(1)/.................   217,375      7,910,276
          Scientific-Atlanta Inc.............    42,805        507,667
          Tellabs Inc./(1)/..................   114,412        831,775
                                                        --------------
                                                            19,045,988
                                                        --------------
          Telecommunications (1.80%):
          AT&T Wireless Services Inc./(1)/...   750,014      4,237,579
          Citizens Communications Co./(1)/...    78,015        823,058
          Corning Inc./(1)/..................   318,577      1,054,490
          Nextel Communications Inc. "A"/(1)/   266,619      3,079,449
          Qwest Communications International
           Inc./(1)/.........................   469,256      2,346,280
          Sprint Corp. (PCS Group)/(1)/......   276,515      1,211,136
          Verizon Communications Inc.........   757,559     29,355,411
                                                        --------------
                                                            42,107,403
                                                        --------------
          Telephone (2.26%):
          Alltel Corp........................    86,109      4,391,559
          AT&T Corp..........................   213,290      5,569,002
          BellSouth Corp.....................   514,759     13,316,815
          CenturyTel Inc.....................    39,454      1,159,159
          SBC Communications Inc.............   919,390     24,924,663
          Sprint Corp. (FON Group)...........   247,643      3,585,871
                                                        --------------
                                                            52,947,069
                                                        --------------

          Common Stocks, continued
         Security                             Shares         Value
         --------                           ----------- --------------
         Textiles (0.09%):
         Cintas Corp.......................      47,098 $    2,154,734
                                                        --------------
         Tobacco (1.10%):
         Philip Morris Companies Inc.......     572,900     23,219,637
         R.J. Reynolds Tobacco Holdings
          Inc..............................      24,477      1,030,726
         UST Inc...........................      46,743      1,562,618
                                                        --------------
                                                            25,812,981
                                                        --------------
         Toys/Games/Hobbies (0.12%):
         Hasbro Inc........................      47,830        552,437
         Mattel Inc........................     121,025      2,317,629
                                                        --------------
                                                             2,870,066
                                                        --------------
         Transportation (1.48%):
         Burlington Northern Santa Fe Corp.     104,617      2,721,088
         CSX Corp..........................      58,978      1,669,667
         FedEx Corp........................      82,555      4,476,132
         Norfolk Southern Corp.............     107,566      2,150,244
         Union Pacific Corp................      70,120      4,198,084
         United Parcel Service Inc. "B"....     309,187     19,503,516
                                                        --------------
                                                            34,718,731
                                                        --------------
         Trucking & Leasing (0.02%):
         Ryder System Inc..................      17,230        386,641
                                                        --------------
         Total Common Stocks
          (Cost: $2,647,065,540)...........              2,244,860,969
                                                        --------------
          Short Term Instruments (5.84%):
                                              Shares
                                              or Face
         Security                              Value         Value
         --------                           ----------- --------------
         Barclays Global Investors Funds
          Institutional Money Market
          Fund, Institutional Shares....... 122,039,520    122,039,520
         BlackRock Temp Cash Money
          Market Fund......................   5,643,616      5,643,616
         Dreyfus Money Market Fund.........     486,519        486,519
         Goldman Sachs Financial Square
          Prime Obligation Fund............     423,822        423,822
         U.S. Treasury Bill
          1.17%/(2)/, 03/27/03/(3)/........  $8,150,000      8,127,938
                                                        --------------
         Total Short Term Instruments
           (Cost: $136,722,011)............                136,721,415
                                                        --------------
         Total Investments in
          Securities (101.78%)
           (Cost $2,783,787,551)...........              2,381,582,384
                                                        --------------
         Other Assets, Less
          Liabilities (-1.78%).............                (41,663,299)
                                                        --------------
         Net Assets (100.00%)..............             $2,339,919,085
                                                        ==============

--------
/(1)/Non-income earning securities.
/(2)/Yield to Maturity.
/(3)/This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

  The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

          Statement of Assets and Liabilities
                                                     December 31, 2002
         Assets:
         Investments in securities, at value (including
          securities on loan /(1)/)
          (Cost: $2,783,787,551) (Note 1).............. $2,381,582,384
         Receivables:
         Dividends and interest........................      3,890,765
         Due from broker -- variation margin...........        146,195
                                                        --------------
           Total Assets................................  2,385,619,344
                                                        --------------
         Liabilities:
         Payables:
         Collateral for securities loaned (Note 4).....     45,475,450
         Due to Bank...................................          1,736
         Advisory fees (Note 2)........................        223,073
                                                        --------------
           Total Liabilities...........................     45,700,259
                                                        --------------
         Net Assets.................................... $2,339,919,085
                                                        ==============

--------
/(1)/Securities on loan with market value of $43,498,462. See Note 4.

       Statement of Operations
                                     For the Year Ended December 31, 2002
      Net Investment Income:
      Dividends (Net of foreign withholding tax of
       $113,931).......................................... $  40,333,823
      Interest............................................     1,442,527
      Securities lending income...........................        92,278
                                                           -------------
        Total investment income...........................    41,868,628
                                                           -------------
      Expenses (Note 2):
      Advisory fees.......................................     1,291,462
                                                           -------------
        Total expenses....................................     1,291,462
                                                           -------------
      Net investment income...............................    40,577,166
                                                           -------------
      Realized and Unrealized Gain (Loss) on
       Investments:
      Net realized loss on sale of investments............  (236,862,884)
      Net realized loss on futures contracts..............   (18,956,405)
      Net change in unrealized appreciation (depreciation)
       of investments.....................................  (454,424,345)
      Net change in unrealized appreciation (depreciation)
       of futures contracts...............................    (2,667,819)
                                                           -------------
      Net loss on investments.............................  (712,911,453)
                                                           -------------
      Net Decrease in Net Assets Resulting From
       Operations......................................... $(672,334,287)
                                                           =============

  The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

 Statements of Changes in Net Assets
                                                                                    For the         For the
                                                                                   Year Ended      Year Ended
                                                                                  December 31,    December 31,
                                                                                      2002            2001
                                                                                 --------------  --------------
Increase (Decrease) in Net Assets
Operations:
  Net investment income......................................................... $   40,577,166  $   37,024,939
  Net realized loss.............................................................   (255,819,289)    (12,632,674)
  Net change in unrealized appreciation (depreciation)..........................   (457,092,164)   (404,143,934)
                                                                                 --------------  --------------
Net decrease in net assets resulting from operations............................   (672,334,287)   (379,751,669)
                                                                                 --------------  --------------
Interestholder transactions:
  Contributions.................................................................  1,124,925,648     931,988,808
  Withdrawals...................................................................   (904,586,226)   (988,412,872)
                                                                                 --------------  --------------
Net increase (decrease) in net assets resulting from interestholder transactions    220,339,422     (56,424,064)
                                                                                 --------------  --------------
Decrease in net assets..........................................................   (451,994,865)   (436,175,733)
Net Assets:
  Beginning of year.............................................................  2,791,913,950   3,228,089,683
                                                                                 --------------  --------------
  End of year................................................................... $2,339,919,085  $2,791,913,950
                                                                                 ==============  ==============

  The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

                       Notes to the Financial Statements
                               December 31, 2002

1. SIGNIFICANT ACCOUNTING POLICIES

   Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

   These financial statements relate only to the S&P 500 Index Master Portfolio (the "Master Portfolio").

   The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

   The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S.
Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value.
Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

Security Transactions and Income Recognition

   Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased using a constant yield to maturity method.

Federal Income Taxes

   MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

   It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

S&P 500 Index Master Portfolio

                               December 31, 2002


Futures Contracts

   The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

   As of December 31, 2002, the open futures contracts outstanding were as follows:

                                                                          Net Unrealized
Number of Contracts Futures Index Expiration Date Notional Contract Value  Depreciation
------------------- ------------- --------------- -----------------------  ------------
        361            S&P 500       03/20/03           $79,320,725        $(2,398,295)

   The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $8,150,000.

Repurchase Agreements

   The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolio held no repurchase agreements at December 31, 2002.

2. Agreements and other Transactions with Affiliates

   Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services.

   Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

   Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

   MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

   Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the year ended December 31, 2002, BGIS did not receive any brokerage commissions from the Master Portfolio.

S&P 500 Index Master Portfolio

                               December 31, 2002


   Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds.
The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Master Portfolio's investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including other investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio are recorded as either interest income or securities lending income in the accompanying Statement of Operations.

   Pursuant to Rule 17a-7 of the 1940 Act, the Master Portfolio executed cross trades for the year ended December 31, 2002. Cross trading is the buying or selling of portfolio securities between funds to which BGFA serves as investment advisor. The Board has concluded that all such transactions were done in compliance with the requirements and restrictions set forth by Rule 17a-7.

   Certain officers and trustees of MIP are also officers or employees of Stephens and BGI. As of December 31, 2002, these officers or employees of Stephens and BGI collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.  InvestmentPortfolio Transactions

   Investment transactions (excluding short-term investments) for the year ended December 31, 2002, were as follows:

                  Purchases at cost............. $491,534,041
                  Sales proceeds................  300,747,965

   At December 31, 2002, the cost of investments for federal income tax purposes was $2,891,970,317. Net unrealized depreciation aggregated $510,387,933, of which $94,505,075 represented gross unrealized appreciation on securities and $604,893,008 represented gross unrealized depreciation on securities.

4. Portfolio Securities Loaned

   The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

   As of December 31, 2002, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in money market mutual funds. The market value of the securities on loan at December 31, 2002 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities.

S&P 500 Index Master Portfolio

                               December 31, 2002


5. Financial Highlights

   Financial highlights for the Master Portfolio were as follows:

                                               Year Ended   Year Ended   Year Ended  Period Ended    Year Ended   Year Ended
                                              December 31, December 31, December 31, December 31,   February 28, February 28,
                                                  2002         2001         2000      1999/(1)/         1999         1998
                                              ------------ ------------ ------------ ------------   ------------ ------------
Ratio of expenses to average net assets/(2)/.      0.05%        0.05%       0.05%        0.05%          0.05%        0.05%
Ratio of net investment income to average net
 assets/(2)/.................................      1.57%        1.31%       1.22%        1.44%          1.61%        1.89%
Portfolio turnover rate......................       12 %          9 %        10 %          7 %           11 %          6 %
Total return.................................    (22.05)%     (11.96)%     (9.19)%      19.82%/(3)/    19.65%       34.77%

--------
/(1)/For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.
/(2)/Annualized for periods of less than one year.
/(3)/Not annualized.

Independent Accountants' Report

To the Interestholders and Board of Trustees of Master Investment Portfolio:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the S&P 500 Index Master Portfolio, a portfolio of Master Investment Portfolio (the "Portfolio"), at December 31, 2002, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

   The financial statements of the Portfolio at December 31, 2000 and for the periods then ended were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
San Francisco, California
February 7, 2003

Master Investment Portfolio
Trustees Information -- Unaudited

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Master Investment Portfolio, Barclays Global Investors Funds ("BGIF"), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Trustee for BGIF and oversees 23 portfolios within the fund complex. In addition, Richard K. Lyons serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 101 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 111 Center Street, Little Rock, Arkansas 72201. Additional information about the Master Portfolio's Trustees may be found in the Master Portfolio's Statement of Additional Information, which is available without charge upon request by calling toll-free 1-888-204-3956.

                       Interested Trustees and Officers

                                                                                               Other Public
                                                                                                Company and
                               Position(s),                                                     Investment
                                Length of                  Principal Occupation                   Company
Name, Address and Age            Service                  During Past Five Years               Directorships
---------------------     ---------------------- ----------------------------------------- ----------------------
Lee T. Kranefuss,* 40.... Trustee since November Chief Executive Officer of the Individual None.
45 Fremont Street         16, 2001, Chairman and Investors Business of Barclays Global
San Francisco, CA 94105   President              Investors, N.A. ("BGI")

Michael A. Latham, 37.... Treasurer and Chief    Director of Mutual Fund Delivery of the   None.
45 Fremont Street         Financial Officer      Individual Investors Business of BGI
San Francisco, CA 94105                          (since 2000); Head of Operations, BGI
                                                 Europe (1997-2000); Manager of
                                                 Portfolio Accounting Group (1994-1997)

Richard H. Blank, Jr., 46 Secretary              Senior Vice President of Stephens Inc.    Director of Capo, Inc.

--------
* Lee T. Kranefuss is deemed to be an "interested person" of the Trust because he serves as Chief Executive Officer of the Individual Investor Business of BGI, the co-administrator of the Master Portfolio and the parent company of BGFA, the investment advisor of the Master Portfolio.

                             Independent Trustees

                                                                                            Other Public
                                                                                             Company and
                              Position(s),                                                   Investment
                               Length of                 Principal Occupation                  Company
Name, Address and Age           Service                 During Past Five Years              Directorships
---------------------    ---------------------- --------------------------------------- ----------------------
Mary G. F. Bitterman, 58 Trustee since November President and Chief Executive Office of Director of Pacific
                         16, 2001               The James Irvine Foundation (non-profit Century Financial
                                                foundation); President and Chief        Corporation/ Bank of
                                                Executive Officer of KQED, Inc. (public Hawaii.
                                                television and radio) from 1993-2002.

Jack S. Euphrat, 80..... Trustee since October  Private Investor                        None.
                         20, 1993

W. Rodney Hughes, 76.... Trustee since October  Private Investor                        Trustee of the Wells
                         20, 1993                                                       Fargo Funds
                                                                                        (oversees 96
                                                                                        portfolios); President
                                                                                        of Wells Fargo Funds
                                                                                        November 1999 to
                                                                                        May 2000.

Richard K. Lyons, 41.... Trustee since November Professor, University of California,    Director of Matthews
                         16, 2001               Berkeley; Haas School of Business;      Asian Funds
                                                Member, Council of Foreign Relations    (oversees 6
                                                                                        portfolios).

Leo Soong, 56........... Trustee since February Managing Director of CG Roxane LLC      None.
                         9, 2000                (water company); Co-Founder of Crystal
                                                Geyser Water Co.; President of Crystal
                                                Geyser Water Co. (through 2000).

                                                                          02/03